Concentration of Credit Risk - Schedule of Single Suppliers Total Purchase (Details) - Supplier Concentration Risk [Member] - Total Purchase [Member] - USD ($)	6 Months Ended
	Jun. 30, 2025		Jun. 30, 2024
Supplier A [Member]
Concentration Risk [Line Items]
Total purchase, Amount	$ 6,957,037		$ 14,320,237
Total purchase, Percentage	20.20%		31.30%
Supplier B [Member]
Concentration Risk [Line Items]
Total purchase, Amount	$ 6,955,848		$ 7,833,995
Total purchase, Percentage	20.20%		17.10%
Supplier C [Member]
Concentration Risk [Line Items]
Total purchase, Amount	$ 6,042,282			[1]
Total purchase, Percentage	17.50%			[1]
Supplier D [Member]
Concentration Risk [Line Items]
Total purchase, Amount	$ 5,515,263			[1]
Total purchase, Percentage	16.00%			[1]
Supplier E [Member]
Concentration Risk [Line Items]
Total purchase, Amount		[1]	$ 4,883,356
Total purchase, Percentage		[1]	10.70%
Supplier F [Member]
Concentration Risk [Line Items]
Total purchase, Amount		[1]	$ 4,834,051
Total purchase, Percentage		[1]	10.60%

[1]	represent percentage less than 10%